Post-employment benefits for employees (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 17,533	$ 23,583
Current service cost		348
Interest cost		249
Past service cost and settlements		(40)
Administrative expenses		23
Remeasurement losses/(gains) arising from changes in financial assumptions		(5,046)
Remeasurement (gains) arising from changes in demographic assumptions		(53)
Experience-related remeasurement losses/(gains)		199
Currency translation effects		(650)
Benefit payments		(1,253)
Contributions of associates		174
Effect of acquisitions, divestments or transfers		(1)
Benefit obligation at end of period	19,037	17,533
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	18,945	22,420
Interest income		220
Return on plan assets excluding interest income		(2,500)
Currency translation effects		(539)
Novartis Group contributions		424
Contributions of associates		174
Settlements		(1)
Benefit payments		(1,253)
Fair value of plan assets at end of period	19,934	18,945
Funded status	897	1,412
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(2,644)	(62)
Change in limitation on recognition of fund surplus		(2,504)
Currency translation effects		(76)
Interest income on limitation of fund surplus		(2)
Limitation on recognition of fund surplus at end of period	(2,167)	(2,644)
Net liability in the balance sheet at end of period	(1,270)	(1,232)	$ (1,225)
Pension plans | Switzerland
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	11,824
Benefit obligation at end of period	13,453	11,824
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	14,701
Fair value of plan assets at end of period	15,892	14,701
Funded status	2,439	2,877
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	2,587
Limitation on recognition of fund surplus at end of period	2,112	2,587
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	422	560
Current service cost		12
Interest cost		17
Past service cost and settlements		1
Remeasurement losses/(gains) arising from changes in financial assumptions		(94)
Experience-related remeasurement losses/(gains)		(28)
Currency translation effects		(2)
Benefit payments		(44)
Benefit obligation at end of period	440	422
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	60	73
Interest income		2
Return on plan assets excluding interest income		(12)
Novartis Group contributions		41
Benefit payments		(44)
Fair value of plan assets at end of period	71	60
Funded status	(369)	(362)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	(369)	(362)	$ (487)
Continuing operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Current service cost	260
Interest cost	504
Past service cost and settlements	28
Administrative expenses	25
Remeasurement losses/(gains) arising from changes in financial assumptions	1,350
Remeasurement (gains) arising from changes in demographic assumptions	(303)
Experience-related remeasurement losses/(gains)	23
Currency translation effects	1,304
Benefit payments	(1,384)
Contributions of associates	174
Effect of acquisitions, divestments or transfers	52
Defined benefit plan, change in fair value of plan assets [roll forward]
Interest income	514
Return on plan assets excluding interest income	175
Currency translation effects	1,524
Novartis Group contributions	408
Contributions of associates	174
Settlements	(35)
Benefit payments	(1,384)
Effect of acquisitions, divestments or transfers	(1)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Change in limitation on recognition of fund surplus	740
Currency translation effects	(209)
Interest income on limitation of fund surplus	(60)
Continuing operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Current service cost	9
Interest cost	22
Remeasurement losses/(gains) arising from changes in financial assumptions	13
Remeasurement (gains) arising from changes in demographic assumptions	(14)
Experience-related remeasurement losses/(gains)	44
Currency translation effects	4
Benefit payments	(34)
Defined benefit plan, change in fair value of plan assets [roll forward]
Interest income	2
Return on plan assets excluding interest income	10
Novartis Group contributions	33
Benefit payments	(34)
Discontinued operations [member] | Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, discontinued operations at beginning of period	(529)
Benefit obligation, discontinued operations at end of period		529
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets discontinued operations at beginning of period	(386)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus discontinued operations at beginning of period	(6)
Discontinued operations [member] | Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation, discontinued operations at beginning of period	$ (26)
Benefit obligation, discontinued operations at end of period		$ 26